Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Taxes [Line Items]
Net operating losses carryforwards	$ 46,900
Increase in valuation allowance	909
Accrued interest and penalties	0	0
Minimum [Member]
Income Taxes [Line Items]
Net operating losses carryforwards expiration year	2022
Maximum [Member]
Income Taxes [Line Items]
Net operating losses carryforwards expiration year	2033
Research And Development Tax Credit [Member]
Income Taxes [Line Items]
Research and development tax credits carry forwards	$ 873
Research And Development Tax Credit [Member] | Minimum [Member]
Income Taxes [Line Items]
Research and development tax credits carry forwards	2027
Research And Development Tax Credit [Member] | Maximum [Member]
Income Taxes [Line Items]
Research and development tax credits carry forwards	2042